Vanguard® Ultra-Short-Term Bond Fund
Schedule of Investments (unaudited)
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (3.7%)
U.S. Government Securities (3.7%)
[1]	United States Treasury Note/Bond	4.875%	5/31/26	131,464	132,814
	United States Treasury Note/Bond	4.500%	7/15/26	111,272	112,150
[2]	United States Treasury Note/Bond	4.375%	7/31/26	100,600	101,288
	United States Treasury Note/Bond	4.125%	1/31/27	98,000	98,766
	United States Treasury Note/Bond	4.125%	2/28/27	78,500	79,165
Total U.S. Government and Agency Obligations (Cost $523,024)					524,183
Asset-Backed/Commercial Mortgage-Backed Securities (25.6%)
[3]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	12,175	12,271
[3]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/28	17,570	17,682
[3]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/29	9,620	9,604
[3,4]	Ally Auto Receivables Trust Class B Series 2023-A	6.010%	1/17/34	5,050	5,066
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/32	1,961	1,992
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/32	4,140	4,170
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	2,577	2,611
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/32	2,964	2,979
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/32	5,696	5,769
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/32	5,976	5,992
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/32	710	717
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/32	1,546	1,544
[3,4]	American Heritage Auto Receivables Trust Class A2 Series 2024-1A	4.830%	3/15/28	16,680	16,693
[3,4]	American Heritage Auto Receivables Trust Class A3 Series 2024-1A	4.900%	9/17/29	6,240	6,300
[3]	AmeriCredit Automobile Receivables Trust Class A2 Series 2023-2	6.190%	4/19/27	1,782	1,786
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	10,090	10,132
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/28	36,000	36,380
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2024-1	5.430%	1/18/29	23,160	23,409
[3,4]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	2,357	2,359
[3,4]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/32	7,451	7,509
[3,4]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/32	6,514	6,547
[3,4]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/33	5,810	5,844
[3,4]	ARI Fleet Lease Trust Class A2 Series 2025-A	4.380%	1/17/34	7,490	7,481
[3,4]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	970	967
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-1A	2.330%	8/20/26	9,141	9,100
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-2A	2.020%	2/20/27	8,030	7,898
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/27	430	431
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	1,390	1,395
[3]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	11,426	11,454
[3,4]	Bank of America Auto Trust Class A2 Series 2023-2A	5.850%	8/17/26	2,241	2,244
[3,4]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/28	15,445	15,560
[3,4]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/28	13,780	13,946
[3,4]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	3,740	3,786
[3]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/72	5,323	5,156
[3]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	11,534	11,589
[3]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	31,410	31,556
[3]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/28	14,800	14,791
[3,4]	BofA Auto Trust Class A3 Series 2024-1A	5.350%	11/15/28	10,270	10,380
[3]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	5,150	5,159
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/30	3,300	3,338
[3,4,5]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.697%	10/16/28	3,320	3,318
[3]	CarMax Auto Owner Trust Class A2A Series 2023-4	6.080%	12/15/26	4,243	4,251
[3]	CarMax Auto Owner Trust Class A2A Series 2024-1	5.300%	3/15/27	3,115	3,119
[3]	CarMax Auto Owner Trust Class A2A Series 2024-4	4.670%	12/15/27	16,334	16,335
[3]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	930	926
[3]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	18,070	18,132
[3]	CarMax Auto Owner Trust Class B Series 2023-1	4.980%	1/16/29	2,450	2,470
[3]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	957	955
[3]	Carvana Auto Receivables Trust Class A3 Series 2024-P4	4.640%	1/10/30	9,680	9,734
[3,4]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/32	3,108	3,152
[3,4]	CCG Receivables Trust Class A2 Series 2024-1	4.990%	3/15/32	16,557	16,660
[3,4]	CCG Receivables Trust Class A2 Series 2025-1	4.480%	10/14/32	6,380	6,383

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Chase Auto Owner Trust Class A2 Series 2023-AA	5.900%	3/25/27	2,507	2,511
[3,4]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/29	9,780	9,877
[3,4]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	4,692	4,719
[3,4]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/35	7,601	7,708
[3,4]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/36	7,159	7,227
[3]	Citibank Credit Card Issuance Trust Class A1 Series 2023-A1	5.230%	12/8/27	15,250	15,312
[3]	Citigroup Commercial Mortgage Trust Class AAB Series 2019-GC41	2.720%	8/10/56	2,039	1,976
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/28	14,792	14,899
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/28	18,500	18,661
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/28	22,210	22,336
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/28	25,040	25,262
[3]	CNH Equipment Trust Class A2 Series 2023-B	5.900%	2/16/27	3,949	3,954
[3]	CNH Equipment Trust Class A2 Series 2024-A	5.190%	7/15/27	2,914	2,916
[3]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	4,579	4,541
[3,4]	Dell Equipment Finance Trust Class A2 Series 2023-3	6.100%	4/23/29	712	712
[3,4]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	12,538	12,573
[3,4]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/29	3,858	3,874
[3,4]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/29	26,169	26,373
[3,4]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/30	5,110	5,167
[3,4]	Dell Equipment Finance Trust Class A3 Series 2024-2	4.590%	8/22/30	3,120	3,135
[3,4,6]	Dell Equipment Finance Trust Class A3 Series 2025-1	4.610%	2/24/31	5,810	5,814
[3]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	17,500	17,536
[3,4]	DLLAA LLC Class A2 Series 2023-1A	5.930%	7/20/26	1,429	1,432
[3,4]	DLLAA LLC Class A2 Series 2025-1A	4.700%	10/20/27	9,760	9,781
[3,4]	DLLAA LLC Class A3 Series 2025-1A	4.950%	9/20/29	7,930	8,058
[3,4]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/27	3,288	3,305
[3,4]	DLLST LLC Class A2 Series 2024-1A	5.330%	1/20/26	3,302	3,305
[3,4]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/27	8,190	8,228
[3]	Drive Auto Receivables Trust Class A3 Series 2024-1	5.350%	2/15/28	22,731	22,759
[3]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/28	20,600	20,595
[3]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	11,410	11,485
[3]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/29	12,860	12,840
[3,4]	Ent Auto Receivables Trust Class A2 Series 2023-1A	6.220%	8/16/27	913	914
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	3,753	3,764
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/30	6,181	6,219
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	9,348	9,501
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	5,417	5,459
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-2	5.740%	12/20/26	9,021	9,065
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-3	5.310%	4/20/27	5,437	5,455
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-4	4.690%	7/20/27	7,410	7,428
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-1	4.650%	10/20/27	6,570	6,582
[3,4,6]	Enterprise Fleet Financing LLC Class A2 Series 2025-2	5.010%	2/22/28	18,820	18,821
[3,4]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/29	3,540	3,585
[3,4]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/29	1,540	1,551
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.354%	5/25/44	5,205	5,187
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	5.303%	1/25/45	7,439	7,397
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	5.353%	2/25/45	6,894	6,861
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.054%	7/25/43	2,224	2,232
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.404%	1/25/44	10,842	10,805
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.454%	2/25/44	2,404	2,397
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R06, SOFR30A + 1.050%	5.404%	9/25/44	3,211	3,206
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R03, SOFR30A + 1.450%	5.804%	3/25/45	7,194	7,207
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2021-R02, SOFR30A + 0.900%	5.254%	11/25/41	987	987
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.303%	9/25/43	6,205	6,242
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2024-R05, SOFR30A +1.000%	5.354%	7/25/44	4,139	4,134
[3]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	39,870	40,224
[3]	Ford Credit Auto Lease Trust Class A3 Series 2024-A	5.060%	5/15/27	19,390	19,436
[3]	Ford Credit Auto Lease Trust Class A3 Series 2025-A	4.720%	6/15/28	15,020	15,112
[3]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	8,270	8,325
[3]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/27	1,710	1,720
[3]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/29	6,820	6,881
[3]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	10,010	10,120
[3]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	8,430	8,489
[3]	Ford Credit Auto Lease Trust Class B Series 2024-B	5.180%	2/15/28	6,470	6,532
[3]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/29	2,890	2,913
[3,4]	Ford Credit Auto Owner Trust Class A Series 2020-2	1.060%	4/15/33	46,724	45,959
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	7,495	7,500
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	13,290	13,376
[3]	Ford Credit Auto Owner Trust Class A4 Series 2024-D	4.660%	9/15/30	5,800	5,872
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	45,424	44,807

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	70,918	71,230
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	22,925	23,358
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.704%	2/25/44	8,372	8,375
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	5.404%	10/25/44	4,528	4,513
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	5.304%	1/25/45	3,281	3,265
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	5.304%	2/25/45	7,908	7,866
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	5.704%	2/25/44	12,085	12,078
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	5.554%	5/25/44	14,003	13,990
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA3, SOFR30A + 1.000%	5.354%	10/25/44	3,285	3,279
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	5.604%	3/25/44	4,920	4,914
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA2, SOFR30A + 1.200%	5.554%	8/25/44	6,944	6,927
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	4,299	4,302
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	7,483	7,496
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	23,820	23,921
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/28	31,560	31,785
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/27	2,600	2,603
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/27	6,000	6,030
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/28	9,730	9,863
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/28	5,820	5,798
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/29	4,340	4,375
[3]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	6,290	6,337
[3]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	14,370	14,492
[3]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	5,110	5,183
[3]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/28	7,860	7,823
[3]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/29	7,200	7,253
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	4,770	4,801
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/28	8,760	8,811
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/34	51,130	48,954
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2023-1	5.340%	6/15/28	9,457	9,547
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-3A	4.680%	11/15/28	39,617	39,804
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-4A	4.730%	11/15/29	52,310	52,875
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2025-1A	4.590%	3/15/29	16,550	16,633
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2023-1	5.730%	6/15/28	4,000	4,041
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-3A	4.920%	11/15/28	3,360	3,370
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/29	4,550	4,587
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2025-1A	4.790%	3/15/29	3,110	3,124
[3,4]	GMF Floorplan Owner Revolving Trust Class C Series 2025-1A	4.880%	3/15/29	3,160	3,173
[3,4]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	47,940	46,029
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-1	5.320%	8/17/26	10,721	10,742
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-2	5.280%	3/15/27	11,910	11,960
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2025-1	4.520%	10/15/27	8,050	8,058
[3,4]	GreenState Auto Receivables Trust Class A2 Series 2024-1A	5.530%	8/16/27	4,756	4,755
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	825	823
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/29	21,280	21,565
[3,4]	Hertz Vehicle Financing LLC Class A Series 2022-4A	3.730%	9/25/26	13,225	13,188
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	8,353	8,373
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	9,880	9,913
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	17,110	17,233
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	9,030	9,153
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	17,720	17,923
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	24,540	24,883
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/29	5,740	5,761
[3,4]	HPEFS Equipment Trust Class A2 Series 2023-2A	6.040%	1/21/31	3,198	3,203
[3,4]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/31	4,180	4,195
[3,4]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/31	19,310	19,341
[3,4]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/31	6,020	6,077
[3,4]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/31	3,955	3,975
[3,4]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	3,350	3,395
[3,4]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	5,560	5,581
[3,4]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/31	2,460	2,500
[3,4]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/29	15,860	16,024
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	5,126	5,190
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/32	8,021	8,061
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/33	17,450	17,414
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-B	5.150%	6/15/26	5,703	5,707
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-C	5.800%	12/15/26	10,000	10,043
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/27	11,360	11,397
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/27	13,500	13,618
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-A	4.830%	1/18/28	12,220	12,341
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/27	10,460	10,476

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/28	2,700	2,736
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-A	4.900%	1/16/29	6,030	6,113
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-B	4.570%	4/16/29	6,760	6,770
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	6,175	6,255
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-C	4.970%	2/15/29	16,550	16,693
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/29	3,800	3,853
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-B	4.940%	8/15/29	7,850	7,862
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	3,213	3,210
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	9,006	9,066
[3]	Hyundai Auto Receivables Trust Class A3 Series 2024-A	4.990%	2/15/29	12,670	12,801
[3]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	10,421	10,448
[3,4]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-3	0.760%	2/26/29	64	64
[3,4]	Kubota Credit Owner Trust Class A2 Series 2023-2A	5.610%	7/15/26	3,065	3,069
[3,4]	Kubota Credit Owner Trust Class A2 Series 2024-1A	5.390%	1/15/27	22,633	22,692
[3,4]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/26	3,859	3,850
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-1A	5.230%	1/18/28	7,390	7,407
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/28	9,670	9,751
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-3A	4.520%	3/15/29	8,830	8,851
[3,4]	LAD Auto Receivables Trust Class A3 Series 2025-1A	4.690%	7/16/29	17,370	17,441
[3,4]	M&T Bank Auto Receivables Trust Class A3 Series 2025-1A	4.730%	6/17/30	10,150	10,237
[3,4,5]	Master Credit Card Trust II Class A Series 2024-1A, SOFR30A + 0.750%	5.095%	1/21/28	35,050	35,103
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	19,271	19,272
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/28	14,930	15,099
[3,4]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/27	13,304	13,349
[3,4]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	42,640	42,994
[3,4]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/28	11,208	11,253
[3]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	2,330	2,334
[3]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	26,040	26,159
[3]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/28	29,930	30,240
[3]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/28	3,090	3,109
[3]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/29	8,360	8,441
[3]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/29	3,160	3,189
[3]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/29	4,270	4,316
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/28	16,650	16,797
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2024-B	4.340%	3/15/29	23,420	23,470
[3,4]	PFS Financing Corp. Class A Series 2022-C	3.890%	5/15/27	5,015	4,997
[3,4,5]	PFS Financing Corp. Class A Series 2024-A, SOFR30A + 0.850%	5.195%	1/15/28	25,980	26,017
[3,4]	PFS Financing Corp. Class A Series 2024-B	4.950%	2/15/29	5,114	5,163
[3,4]	PFS Financing Corp. Class A Series 2024-D	5.340%	4/15/29	17,743	18,071
[3,4]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/28	8,668	8,681
[3,4]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/29	9,400	9,452
[3,4]	Porsche Financial Auto Securitization Trust Class A4 Series 2024-1A	4.490%	12/22/32	5,640	5,655
[3,4]	Porsche Innovative Lease Owner Trust Class A4 Series 2024-2A	4.260%	9/20/30	11,470	11,462
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/32	709	721
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.911%	1/18/33	898	904
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	2,026	2,039
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/32	3,541	3,567
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/33	1,110	1,111
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	1,519	1,529
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	2,499	2,514
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/33	1,770	1,768
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	3,118	3,148
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/32	3,033	3,044
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/33	2,280	2,267
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	1,662	1,663
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-3	5.610%	10/15/27	3,806	3,812
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	4,854	4,871
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/28	2,180	2,191
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024 -1	5.250%	4/17/28	19,000	19,030
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	21,620	21,759
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	11,760	11,841
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-5	4.620%	11/15/28	16,180	16,207
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/29	32,700	32,825
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2025-2	4.670%	8/15/29	22,760	22,881
[3]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	1,948	1,944
[3]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/28	5,950	5,980
[3]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/29	8,740	8,874
[3]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/29	10,940	10,979
[3]	Santander Drive Auto Receivables Trust Class B Series 2025-1	4.880%	3/17/31	18,920	19,028
[3]	Santander Drive Auto Receivables Trust Class C Series 2025-1	5.040%	3/17/31	26,400	26,660

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/27	17,670	17,769
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-A	5.390%	11/20/26	20,790	20,836
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/27	14,930	15,082
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-C	4.560%	2/22/28	6,030	6,038
[3,4]	SBNA Auto Lease Trust Class A3 Series 2025-A	4.830%	4/20/28	10,880	10,930
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/29	8,650	8,716
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/28	5,810	5,909
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-C	4.420%	3/20/29	6,580	6,577
[3,4]	SBNA Auto Lease Trust Class A4 Series 2025-A	4.870%	7/20/29	4,970	5,019
[3,4]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/28	8,548	8,574
[3,4]	SCCU Auto Receivables Trust Class A2 Series 2023-1A	5.850%	5/17/27	1,496	1,499
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/28	9,560	9,679
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2024-1A	5.110%	6/15/29	11,910	12,006
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/31	2,133	2,147
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/31	853	859
[3,4]	SFS Auto Receivables Securitization Trust Class A2 Series 2024-1A	5.350%	6/21/27	2,894	2,896
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/29	16,410	16,508
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-3A	4.550%	6/20/30	14,800	14,893
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-1A	4.750%	7/22/30	18,200	18,355
[3]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	31,480	32,121
[3,4]	Taco Bell Funding LLC Class A23 Series 2016-1A	4.970%	5/25/46	3,347	3,346
[3,4]	Tesla Auto Lease Trust Class A3 Series 2023-A	5.890%	6/22/26	7,504	7,518
[3,4]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/26	23,491	23,575
[3,4]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/27	10,610	10,662
[3,4]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	4,750	4,762
[3,4]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	4,340	4,375
[3,4]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/28	11,030	11,140
[3,4]	T-Mobile US Trust Class A Series 2024-1A	5.050%	9/20/29	18,980	19,132
[3,4]	T-Mobile US Trust Class A Series 2024-2A	4.250%	5/21/29	21,310	21,284
[3,4]	T-Mobile US Trust Class A Series 2025-1A	4.740%	11/20/29	22,480	22,755
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	11,430	11,448
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	7,390	7,431
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	20,780	20,888
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/29	11,950	12,011
[3,4]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/26	34,959	35,097
[3,4]	Toyota Lease Owner Trust Class A3 Series 2024-A	5.250%	4/20/27	10,640	10,701
[3,4]	Toyota Lease Owner Trust Class A3 Series 2025-A	4.750%	2/22/28	32,280	32,605
[3,4]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/28	2,930	2,962
[3,4]	Toyota Lease Owner Trust Class A4 Series 2024-B	4.250%	1/22/29	12,370	12,372
[3,4]	Toyota Lease Owner Trust Class A4 Series 2025-A	4.810%	6/20/29	9,800	9,896
[3,4,5]	Trillium Credit Card Trust II Class A Series 2024-1A, SOFR + 0.750%	5.105%	12/26/28	25,990	26,026
[3,4]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	1,474	1,493
[3,4]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/32	22,730	22,772
[3,4]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/28	22,299	22,438
[3]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	16,180	16,140
[3]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	22,000	22,076
[3]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	31,920	32,010
[3]	Verizon Master Trust Class B Series 2024-4	5.400%	6/20/29	5,560	5,596
[3]	Verizon Master Trust Class B Series 2025-3	4.770%	3/20/30	15,860	15,914
[3]	Verizon Master Trust Class C Series 2024-1	5.490%	12/20/28	11,380	11,415
[3]	Verizon Master Trust Class C Series 2024-4	5.600%	6/20/29	3,504	3,525
[3]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/31	1,530	1,544
[3]	Verizon Master Trust Class C Series 2025-3	4.900%	3/20/30	5,940	5,958
[3]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	33,782	33,926
[3]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	21,880	22,088
[3]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/31	4,420	4,458
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2024-1A	4.290%	10/16/28	11,050	11,038
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2025-1A	4.460%	5/15/29	10,520	10,556
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C54	3.063%	12/15/52	1,466	1,428
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	7,990	7,997
[3]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/27	14,240	14,394
[3]	World Omni Automobile Lease Securitization Trust Class A3 Series 2025-A	4.420%	4/17/28	13,180	13,212
[3]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/28	10,150	10,159
[3]	World Omni Automobile Lease Securitization Trust Class A4 Series 2025-A	4.490%	5/15/30	6,900	6,928
[3]	World Omni Select Auto Trust Class A3 Series 2024-A	4.980%	2/15/30	12,280	12,369
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,546,428)					3,568,613

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (61.0%)
Communications (1.8%)
	AT&T Inc.	1.700%	3/25/26	43,444	42,375
	AT&T Inc.	2.950%	7/15/26	5,010	4,928
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	18,781	18,751
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	30,131	30,723
	Discovery Communications LLC	4.900%	3/11/26	6,423	6,420
	Expedia Group Inc.	5.000%	2/15/26	27,451	27,490
[4]	Netflix Inc.	3.625%	6/15/25	36,903	36,824
	Rogers Communications Inc.	3.625%	12/15/25	24,062	23,902
	Sprint LLC	7.625%	3/1/26	8,274	8,383
	Take-Two Interactive Software Inc.	5.000%	3/28/26	4,883	4,898
[8]	Telstra Corp. Ltd.	4.000%	4/19/27	23,410	15,003
	T-Mobile USA Inc.	1.500%	2/15/26	17,796	17,380
	T-Mobile USA Inc.	2.250%	2/15/26	7,405	7,261
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	3,887	3,780
	Walt Disney Co.	3.700%	3/23/27	847	843
					248,961
Consumer Discretionary (5.5%)
[5]	American Honda Finance Corp., SOFR + 0.550%	4.912%	5/11/26	37,040	36,996
[5]	American Honda Finance Corp., SOFR + 0.620%	4.991%	12/11/26	70,000	69,924
[5]	American Honda Finance Corp., SOFR + 0.710%	5.087%	7/9/27	37,260	37,153
[4]	BMW US Capital LLC	5.050%	4/2/26	31,500	31,658
[4,5]	BMW US Capital LLC, SOFR + 0.780%	5.152%	3/19/27	24,000	23,932
[4,5]	BMW US Capital LLC, SOFR + 0.800%	5.161%	8/13/26	35,675	35,690
	eBay Inc.	1.400%	5/10/26	9,770	9,465
	Ford Motor Credit Co. LLC	5.125%	6/16/25	36,002	35,971
	Ford Motor Credit Co. LLC	4.134%	8/4/25	13,570	13,491
	Ford Motor Credit Co. LLC	3.375%	11/13/25	16,250	16,047
	Ford Motor Credit Co. LLC	2.700%	8/10/26	2,676	2,569
	General Motors Financial Co. Inc.	1.500%	6/10/26	16,391	15,787
	General Motors Financial Co. Inc.	5.000%	4/9/27	11,375	11,386
	General Motors Financial Co. Inc.	5.400%	5/8/27	11,954	12,075
[5]	General Motors Financial Co. Inc., SOFR + 1.170%	5.550%	4/4/28	47,140	46,374
[5]	Home Depot Inc., SOFR + 0.330%	4.702%	12/24/25	22,285	22,267
	Lennar Corp.	5.000%	6/15/27	1,165	1,171
	Marriott International Inc.	3.750%	10/1/25	3,634	3,619
	Marriott International Inc.	3.125%	6/15/26	3,664	3,609
	Marriott International Inc.	5.000%	10/15/27	5,055	5,124
[4]	Mercedes-Benz Finance North America LLC	4.900%	1/9/26	59,445	59,500
[4]	Mercedes-Benz Finance North America LLC	4.800%	11/13/26	37,010	37,161
[4,5]	Mercedes-Benz Finance North America LLC, SOFR + 0.630%	5.011%	7/31/26	34,000	33,941
	Ross Stores Inc.	0.875%	4/15/26	20,000	19,314
[8]	Toyota Finance Australia Ltd.	4.450%	4/6/26	16,520	10,599
[8]	Toyota Finance Australia Ltd.	5.000%	9/15/26	6,040	3,913
[5,8]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.000%	5.021%	4/6/26	15,050	9,657
	Toyota Motor Credit Corp.	4.350%	10/8/27	7,785	7,817
[5]	Toyota Motor Credit Corp., SOFR + 0.450%	4.827%	4/10/26	37,035	36,983
[5]	Toyota Motor Credit Corp., SOFR + 0.770%	5.131%	8/7/26	22,340	22,414
[4]	Volkswagen Group of America Finance LLC	5.400%	3/20/26	57,605	57,788
[4,5]	Volkswagen Group of America Finance LLC, SOFR + 1.060%	5.422%	8/14/26	40,610	40,600
					773,995
Consumer Staples (3.0%)
	Altria Group Inc.	4.400%	2/14/26	20,562	20,502
	Altria Group Inc.	2.625%	9/16/26	31,934	31,145
	BAT Capital Corp.	3.557%	8/15/27	28,570	28,042
[4]	BAT International Finance plc	3.950%	6/15/25	7,370	7,354
	BAT International Finance plc	1.668%	3/25/26	52,207	50,830
	Campbell's Co.	5.300%	3/20/26	33,072	33,210
[4,5]	Cargill Inc., SOFR + 0.610%	4.972%	2/11/28	27,000	26,876
	Conagra Brands Inc.	5.300%	10/1/26	7,847	7,914
[4]	Mars Inc.	4.450%	3/1/27	20,395	20,521
[4]	Mars Inc.	4.600%	3/1/28	35,455	35,839
	McCormick & Co. Inc.	0.900%	2/15/26	5,104	4,954
	Molson Coors Beverage Co.	3.000%	7/15/26	15,819	15,556
	Mondelez International Inc.	1.500%	5/4/25	12,544	12,544
	Philip Morris International Inc.	2.750%	2/25/26	54,128	53,327
	Philip Morris International Inc.	4.750%	2/12/27	7,115	7,191
	Philip Morris International Inc.	3.125%	8/17/27	2,720	2,662

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	4.375%	11/1/27	7,838	7,874
	Philip Morris International Inc.	4.125%	4/28/28	14,095	14,073
[5]	Philip Morris International Inc., SOFR + 0.830%	5.213%	4/28/28	14,520	14,529
	Reynolds American Inc.	4.450%	6/12/25	16,810	16,801
	Tyson Foods Inc.	3.550%	6/2/27	12,466	12,267
					424,011
Energy (3.0%)
	Boardwalk Pipelines LP	5.950%	6/1/26	3,690	3,731
	Canadian Natural Resources Ltd.	3.850%	6/1/27	12,016	11,857
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	80,585	81,481
	Empresa Nacional del Petroleo	3.750%	8/5/26	2,874	2,811
	Enbridge Energy Partners LP	5.875%	10/15/25	11,628	11,643
	Enbridge Inc.	1.600%	10/4/26	4,163	3,999
	Energy Transfer LP	2.900%	5/15/25	25,816	25,785
	Energy Transfer LP	4.750%	1/15/26	7,591	7,580
	Energy Transfer LP	3.900%	7/15/26	24,201	23,968
	Energy Transfer LP	4.000%	10/1/27	1,327	1,310
[4]	EQT Corp.	3.125%	5/15/26	3,366	3,296
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	21,201	17,010
	Kinder Morgan Inc.	4.300%	6/1/25	7,001	6,992
	Marathon Petroleum Corp.	4.700%	5/1/25	28,662	28,662
	MPLX LP	1.750%	3/1/26	2,606	2,539
	Occidental Petroleum Corp.	5.000%	8/1/27	3,190	3,191
	Ovintiv Inc.	5.650%	5/15/25	21,605	21,600
	Ovintiv Inc.	5.375%	1/1/26	11,299	11,311
	Petroleos Mexicanos	6.875%	10/16/25	15,357	15,325
	Petroleos Mexicanos	4.500%	1/23/26	19,855	19,382
	Petroleos Mexicanos	6.875%	8/4/26	7,074	6,986
	Petroleos Mexicanos	6.490%	1/23/27	2,960	2,895
	Petroleos Mexicanos	6.500%	3/13/27	8,361	8,174
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	38,420	38,345
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	4,975	5,018
[9]	Southern Gas Corridor CJSC	6.875%	3/24/26	18,044	18,188
	Spectra Energy Partners LP	3.375%	10/15/26	8,118	7,978
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	4,690	4,762
	Western Midstream Operating LP	3.950%	6/1/25	1,775	1,772
	Williams Cos. Inc.	5.400%	3/2/26	18,360	18,467
					416,058
Financials (30.9%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	14,686	14,712
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	9,875	9,859
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	11,500	11,237
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	59,732	57,780
	Affiliated Managers Group Inc.	3.500%	8/1/25	65,000	64,695
	Aflac Inc.	1.125%	3/15/26	2,564	2,491
	Air Lease Corp.	2.875%	1/15/26	27,050	26,657
	Air Lease Corp.	5.300%	6/25/26	26,000	26,158
	Air Lease Corp.	1.875%	8/15/26	11,539	11,130
	Air Lease Corp.	2.200%	1/15/27	30,684	29,494
	Allstate Corp.	0.750%	12/15/25	6,959	6,787
	Allstate Corp.	3.280%	12/15/26	2,890	2,837
	American Express Co.	4.990%	5/1/26	35,932	35,932
	American Express Co.	6.338%	10/30/26	27,171	27,413
	American Express Co.	5.645%	4/23/27	17,980	18,170
	American Express Co.	5.389%	7/28/27	25,760	26,029
[5]	American Express Co., SOFR + 0.930%	5.312%	7/26/28	40,920	41,059
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	7,697	7,478
[4]	Apollo Management Holdings LP	4.400%	5/27/26	30,101	29,984
	Ares Capital Corp.	2.150%	7/15/26	18,848	18,162
[4]	Athene Global Funding	5.684%	2/23/26	36,830	37,150
[4]	Athene Global Funding	5.620%	5/8/26	90,170	91,059
[4]	Athene Global Funding	4.950%	1/7/27	15,430	15,519
[4,5]	Athene Global Funding, SOFR + 1.030%	5.394%	8/27/26	22,150	22,168
	Banco Santander SA	5.147%	8/18/25	173	173
[5]	Banco Santander SA, SOFR + 1.120%	5.497%	7/15/28	29,800	29,737
	Bank of America Corp.	1.197%	10/24/26	25,645	25,228
	Bank of America Corp.	3.559%	4/23/27	16,185	16,024
	Bank of America Corp.	1.734%	7/22/27	12,650	12,230
	Bank of America Corp.	4.376%	4/27/28	15,000	14,975

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	4.948%	7/22/28	7,574	7,655
[5]	Bank of America Corp., SOFR + 0.830%	5.210%	1/24/29	29,000	28,785
	Bank of Montreal	1.250%	9/15/26	20,000	19,190
	Bank of Montreal	5.266%	12/11/26	20,388	20,692
[5]	Bank of Montreal, SOFR + 0.860%	5.242%	1/27/29	36,666	36,402
	Bank of New York Mellon	5.148%	5/22/26	22,080	22,135
	Bank of New York Mellon	4.587%	4/20/27	18,030	18,097
	Bank of New York Mellon Corp.	3.992%	6/13/28	12,858	12,783
[5]	Bank of New York Mellon Corp., SOFR + 0.830%	5.208%	7/21/28	60,500	60,179
[5]	Bank of Nova Scotia, SOFR + 0.890%	5.257%	2/14/29	75,034	74,560
[4]	Banque Federative du Credit Mutuel SA	5.896%	7/13/26	118,555	120,494
	Barclays plc	2.852%	5/7/26	11,000	10,995
[5]	BNP Paribas SA, SOFR + 1.430%	5.900%	5/9/29	14,550	14,550
[4]	BPCE SA	5.100%	1/26/26	37,500	37,617
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	14,975	15,197
	Canadian Imperial Bank of Commerce	4.862%	1/13/28	81,400	81,963
[5]	Canadian Imperial Bank of Commerce, SOFR + 0.930%	5.298%	9/11/27	36,860	36,830
	Charles Schwab Corp.	0.900%	3/11/26	5,724	5,555
	Charles Schwab Corp.	1.150%	5/13/26	7,059	6,831
	Charles Schwab Corp.	3.200%	3/2/27	8,068	7,926
	Charles Schwab Corp.	2.450%	3/3/27	3,750	3,637
	Charles Schwab Corp.	3.300%	4/1/27	1,373	1,350
	Citibank NA	5.438%	4/30/26	21,383	21,598
	Citibank NA	4.876%	11/19/27	49,000	49,332
[5]	Citibank NA, SOFR + 0.708%	5.068%	8/6/26	6,946	6,943
	Citigroup Inc.	3.700%	1/12/26	7,870	7,827
	Citigroup Inc.	5.610%	9/29/26	10,000	10,034
	Citigroup Inc.	3.887%	1/10/28	14,000	13,851
	Citigroup Inc.	3.520%	10/27/28	21,353	20,822
[5]	Citigroup Inc., SOFR + 0.870%	5.237%	3/4/29	37,600	37,235
[4,5]	Commonwealth Bank of Australia, SOFR + 0.640%	5.009%	3/14/28	37,371	37,348
[4]	Cooperatieve Rabobank UA	1.106%	2/24/27	14,125	13,721
[5]	Cooperatieve Rabobank UA, SOFR + 0.620%	4.985%	8/28/26	18,470	18,491
	Corebridge Financial Inc.	3.650%	4/5/27	45,000	44,329
[4]	Corebridge Global Funding	5.350%	6/24/26	37,130	37,567
[4,5]	Corebridge Global Funding, SOFR + 0.750%	5.127%	1/7/28	16,000	15,882
[4]	Credit Agricole SA	5.589%	7/5/26	7,292	7,391
[4]	Credit Agricole SA	1.247%	1/26/27	5,000	4,872
[4,5]	Credit Agricole SA, SOFR + 1.130%	5.507%	1/9/29	22,610	22,516
[4]	Danske Bank A/S	6.259%	9/22/26	60,075	60,387
[4]	Equitable Financial Life Global Funding	1.400%	8/27/27	1,192	1,114
	Fidelity National Information Services Inc.	1.150%	3/1/26	27,169	26,390
	Fifth Third Bank NA	4.967%	1/28/28	17,200	17,298
[5]	Fifth Third Bank NA, SOFR + 0.810%	5.192%	1/28/28	30,040	29,818
	Fiserv Inc.	3.200%	7/1/26	4,500	4,439
[4]	GA Global Funding Trust	4.400%	9/23/27	15,797	15,728
	GATX Corp.	3.250%	9/15/26	19,045	18,689
	Global Payments Inc.	1.200%	3/1/26	10,000	9,686
	Global Payments Inc.	4.800%	4/1/26	4,648	4,647
	Global Payments Inc.	2.150%	1/15/27	5,010	4,801
	Goldman Sachs Bank USA	5.283%	3/18/27	35,880	36,128
	Goldman Sachs Bank USA	5.414%	5/21/27	25,000	25,233
	Goldman Sachs Group Inc.	5.798%	8/10/26	47,150	47,257
	Goldman Sachs Group Inc.	1.542%	9/10/27	51,027	48,994
	HSBC Holdings plc	4.041%	3/13/28	24,232	23,995
	HSBC Holdings plc	5.597%	5/17/28	40,365	41,072
	HSBC Holdings plc	4.755%	6/9/28	7,875	7,892
[5]	HSBC Holdings plc, SOFR + 1.030%	5.397%	3/3/29	25,560	25,387
[5]	HSBC Holdings plc, SOFR + 1.040%	5.402%	11/19/28	21,600	21,508
	Huntington Bancshares Inc.	4.000%	5/15/25	16,995	16,987
	Huntington National Bank	4.871%	4/12/28	41,613	41,782
[5]	Huntington National Bank, SOFR + 0.720%	5.096%	4/12/28	75,000	74,834
	ING Groep NV	3.950%	3/29/27	25,518	25,317
	Intercontinental Exchange Inc.	3.650%	5/23/25	75,290	75,221
	Invesco Finance plc	3.750%	1/15/26	23,177	23,002
	Jefferies Financial Group Inc.	5.000%	2/10/26	56,888	56,933
	JPMorgan Chase & Co.	1.040%	2/4/27	7,185	6,999
	JPMorgan Chase & Co.	1.578%	4/22/27	25,000	24,307
	JPMorgan Chase & Co.	1.470%	9/22/27	15,000	14,402
	JPMorgan Chase & Co.	2.947%	2/24/28	7,570	7,375

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JPMorgan Chase & Co., SOFR + 0.800%	5.180%	1/24/29	29,520	29,311
[5]	JPMorgan Chase & Co., SOFR + 0.860%	5.238%	10/22/28	28,564	28,541
[5]	JPMorgan Chase & Co., SOFR + 0.930%	5.308%	7/22/28	56,000	55,954
	Lloyds Banking Group plc	4.716%	8/11/26	14,940	14,930
[5]	Lloyds Banking Group plc, SOFR + 1.060%	5.424%	11/26/28	68,743	68,390
[4]	LSEGA Financing plc	1.375%	4/6/26	9,000	8,761
[5,8]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.016%	5/28/30	3,730	2,393
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	3,326	3,325
[5]	Marsh & McLennan Cos. Inc., SOFR + 0.700%	5.062%	11/8/27	18,520	18,463
	Mizuho Financial Group Inc.	2.226%	5/25/26	6,370	6,359
	Morgan Stanley	3.125%	7/27/26	13,080	12,894
	Morgan Stanley	0.985%	12/10/26	8,624	8,429
	Morgan Stanley	1.593%	5/4/27	14,780	14,351
	Morgan Stanley	1.512%	7/20/27	5,581	5,388
	Morgan Stanley Bank NA	5.504%	5/26/28	14,060	14,335
	Morgan Stanley Bank NA	5.016%	1/12/29	4,694	4,762
[5]	Morgan Stanley Bank NA, SOFR + 0.900%	5.276%	1/12/29	52,000	51,758
[5]	Morgan Stanley Bank NA, SOFR + 0.940%	5.317%	7/14/28	59,295	59,230
	Nasdaq Inc.	5.650%	6/28/25	40,960	40,985
	Nasdaq Inc.	3.850%	6/30/26	6,000	5,974
	National Bank of Canada	4.702%	3/5/27	65,120	65,205
	National Bank of Canada	5.600%	7/2/27	35,000	35,409
	National Bank of Canada	4.950%	2/1/28	55,450	55,857
[4]	National Securities Clearing Corp.	5.150%	6/26/26	5,660	5,735
	NatWest Group plc	7.472%	11/10/26	10,848	10,997
[4]	NatWest Markets plc	5.416%	5/17/27	8,400	8,558
	Nomura Holdings Inc.	1.653%	7/14/26	2,210	2,134
	Nomura Holdings Inc.	2.329%	1/22/27	3,443	3,312
[5]	PayPal Holdings Inc., SOFR + 0.670%	5.037%	3/6/28	21,000	20,963
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.000%	7/15/25	16,890	16,855
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	6,085	6,065
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/26	10,365	10,030
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.400%	11/15/26	2,275	2,233
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	5,010	5,068
	PNC Financial Services Group Inc.	5.812%	6/12/26	66,452	66,486
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	10,008
	PNC Financial Services Group Inc.	5.102%	7/23/27	37,204	37,407
	PNC Financial Services Group Inc.	6.615%	10/20/27	1,000	1,030
	RenaissanceRe Finance Inc.	3.450%	7/1/27	4,600	4,507
	Royal Bank of Canada	4.715%	3/27/28	7,000	7,045
[5]	Royal Bank of Canada, SOFR + 0.790%	5.170%	7/23/27	63,530	63,534
[5]	Royal Bank of Canada, SOFR + 0.830%	5.210%	1/24/29	41,228	40,886
[5]	Royal Bank of Canada, SOFR + 0.860%	5.237%	10/18/28	55,000	54,757
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	4,565	4,410
[4]	Societe Generale SA	5.250%	2/19/27	22,200	22,367
[4]	Standard Chartered plc	1.456%	1/14/27	4,500	4,394
[4,5]	Standard Chartered plc, SOFR + 1.240%	5.618%	1/21/29	15,020	15,035
	State Street Corp.	5.104%	5/18/26	77,660	77,672
	State Street Corp.	4.543%	4/24/28	9,130	9,195
[5]	State Street Corp., SOFR + 0.640%	5.020%	10/22/27	19,500	19,456
[4,5]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%	5.347%	9/10/27	36,860	37,131
	Toronto-Dominion Bank	1.200%	6/3/26	15,522	15,018
	Toronto-Dominion Bank	5.532%	7/17/26	21,658	21,955
	Toronto-Dominion Bank	4.568%	12/17/26	84,000	84,326
[5]	Toronto-Dominion Bank, SOFR + 0.820%	5.204%	1/31/28	33,636	33,553
	Truist Financial Corp.	6.047%	6/8/27	28,162	28,625
	UBS AG	1.250%	8/7/26	11,024	10,607
	UBS AG	4.864%	1/10/28	55,770	56,113
[4]	UBS Group AG	4.125%	4/15/26	10,048	10,016
	UBS Group AG	4.550%	4/17/26	9,125	9,132
[4]	UBS Group AG	5.711%	1/12/27	6,944	6,986
[4]	UBS Group AG	1.305%	2/2/27	44,440	43,295
[4]	UBS Group AG	1.494%	8/10/27	7,500	7,201
[4]	UBS Group AG	6.327%	12/22/27	7,500	7,701
	US Bancorp	5.727%	10/21/26	46,587	46,812
	US Bancorp	6.787%	10/26/27	49,923	51,593
[5]	US Bank NA, SOFR + 0.690%	5.068%	10/22/27	36,000	35,854
	Voya Financial Inc.	3.650%	6/15/26	9,402	9,308
	Wells Fargo & Co.	3.196%	6/17/27	18,500	18,242

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	4.900%	1/24/28	45,850	46,148
					4,303,890
Health Care (3.9%)
	AbbVie Inc.	2.950%	11/21/26	17,356	17,060
	AbbVie Inc.	4.800%	3/15/27	49,725	50,370
	Amgen Inc.	3.125%	5/1/25	29,803	29,803
	Baxter International Inc.	2.600%	8/15/26	4,465	4,354
	Cardinal Health Inc.	4.700%	11/15/26	53,908	54,170
	Cencora Inc.	3.450%	12/15/27	5,605	5,483
	CVS Health Corp.	3.875%	7/20/25	19,588	19,541
	CVS Health Corp.	5.000%	2/20/26	21,822	21,872
	CVS Health Corp.	2.875%	6/1/26	41,620	40,856
	Elevance Health Inc.	5.350%	10/15/25	14,260	14,288
	Elevance Health Inc.	1.500%	3/15/26	14,885	14,502
	Elevance Health Inc.	4.500%	10/30/26	17,700	17,758
	GE HealthCare Technologies Inc.	5.600%	11/15/25	73,885	74,196
	HCA Inc.	5.875%	2/15/26	5,000	5,013
	HCA Inc.	5.250%	6/15/26	10,000	10,028
	HCA Inc.	4.500%	2/15/27	23,907	23,877
[5]	HCA Inc., SOFR + 0.870%	5.239%	3/1/28	13,200	13,166
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	33,287	32,787
	Stryker Corp.	1.150%	6/15/25	7,034	7,002
	Stryker Corp.	3.375%	11/1/25	17,232	17,124
[5]	UnitedHealth Group Inc., SOFR + 0.500%	4.876%	7/15/26	29,760	29,679
	Zimmer Biomet Holdings Inc.	4.700%	2/19/27	37,500	37,652
					540,581
Industrials (2.4%)
[4]	BAE Systems Holdings Inc.	3.850%	12/15/25	17,000	16,880
[4]	BAE Systems plc	5.000%	3/26/27	11,363	11,505
	Boeing Co.	2.750%	2/1/26	3,690	3,627
	Boeing Co.	2.196%	2/4/26	5,000	4,899
	Boeing Co.	2.700%	2/1/27	19,462	18,802
	Boeing Co.	5.040%	5/1/27	34,806	35,038
	Boeing Co.	6.259%	5/1/27	3,890	4,007
[8]	Brisbane Airport Corp. Pty Ltd.	3.100%	6/30/26	4,160	2,631
	CNH Industrial Capital LLC	5.450%	10/14/25	10,580	10,607
[4]	Daimler Truck Finance North America LLC	5.600%	8/8/25	26,187	26,207
[4]	Daimler Truck Finance North America LLC	5.000%	1/15/27	14,925	15,032
	Delta Air Lines Inc.	7.375%	1/15/26	40,541	41,043
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	6,144	6,100
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	25,046	25,046
	Ingersoll Rand Inc.	5.197%	6/15/27	28,270	28,683
[8]	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	23,570	15,057
[8]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	6,470	4,026
	Northrop Grumman Corp.	3.200%	2/1/27	15,400	15,125
[8]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	3,680	2,357
	RTX Corp.	2.650%	11/1/26	8,850	8,638
	Ryder System Inc.	4.625%	6/1/25	9,462	9,456
	Ryder System Inc.	3.350%	9/1/25	14,863	14,782
	Southwest Airlines Co.	5.125%	6/15/27	19,296	19,349
[5,8]	WSO Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.000%	6.048%	7/14/26	2,280	1,469
					340,366
Materials (1.6%)
	CEMEX Materials LLC	7.700%	7/21/25	8,097	8,136
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	11,255	11,007
	DuPont de Nemours Inc.	4.493%	11/15/25	49,736	49,627
	Ecolab Inc.	2.700%	11/1/26	10,770	10,569
	Gerdau Trade Inc.	4.875%	10/24/27	7,352	7,344
[4]	Glencore Funding LLC	4.000%	3/27/27	6,221	6,154
[4,5]	Glencore Funding LLC, SOFR + 0.750%	5.127%	10/1/26	25,000	24,974
	Nutrien Ltd.	5.950%	11/7/25	13,126	13,208
	Nutrien Ltd.	4.000%	12/15/26	10,636	10,554
	Nutrien Ltd.	4.500%	3/12/27	23,580	23,648
	Rio Tinto Finance USA plc	4.375%	3/12/27	12,652	12,719
[5]	Rio Tinto Finance USA plc, SOFR + 0.840%	5.209%	3/14/28	26,030	26,060
	Sonoco Products Co.	4.450%	9/1/26	3,788	3,782
	Sonoco Products Co.	2.250%	2/1/27	4,004	3,840

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suzano Austria GmbH	5.750%	7/14/26	6,945	7,008
					218,630
Real Estate (2.8%)
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	4,000	3,978
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,124	4,096
	American Tower Corp.	4.000%	6/1/25	12,807	12,783
	American Tower Corp.	1.300%	9/15/25	6,059	5,979
	American Tower Corp.	4.400%	2/15/26	16,766	16,728
	American Tower Corp.	1.600%	4/15/26	9,817	9,534
	American Tower Corp.	3.375%	10/15/26	7,254	7,140
	AvalonBay Communities Inc.	3.450%	6/1/25	4,595	4,585
	AvalonBay Communities Inc.	3.500%	11/15/25	2,540	2,523
	AvalonBay Communities Inc.	2.900%	10/15/26	10,780	10,557
	Boston Properties LP	3.650%	2/1/26	4,158	4,113
	Brixmor Operating Partnership LP	4.125%	6/15/26	20,632	20,507
	Camden Property Trust	5.850%	11/3/26	1,875	1,915
	COPT Defense Properties LP	2.250%	3/15/26	7,222	7,047
	CubeSmart LP	4.000%	11/15/25	2,659	2,646
	CubeSmart LP	3.125%	9/1/26	9,592	9,392
	Digital Realty Trust LP	3.700%	8/15/27	13,642	13,472
	DOC DR LLC	4.300%	3/15/27	4,096	4,074
	Equinix Inc.	1.250%	7/15/25	20,846	20,677
	ERP Operating LP	3.375%	6/1/25	6,628	6,616
	ERP Operating LP	2.850%	11/1/26	3,346	3,275
	Essex Portfolio LP	3.375%	4/15/26	7,631	7,540
	Extra Space Storage LP	3.500%	7/1/26	23,369	23,092
	Healthpeak OP LLC	4.000%	6/1/25	15,845	15,830
	Healthpeak OP LLC	1.350%	2/1/27	5,000	4,729
	Kite Realty Group LP	4.000%	10/1/26	5,036	4,981
	Mid-America Apartments LP	4.000%	11/15/25	12,387	12,343
	Mid-America Apartments LP	3.600%	6/1/27	11,119	10,972
	NNN REIT Inc.	4.000%	11/15/25	6,741	6,710
	NNN REIT Inc.	3.600%	12/15/26	4,000	3,945
	Prologis LP	3.250%	6/30/26	2,413	2,387
	Prologis LP	3.250%	10/1/26	3,750	3,699
	Realty Income Corp.	4.450%	9/15/26	3,750	3,739
	Realty Income Corp.	4.125%	10/15/26	7,609	7,584
	Sabra Health Care LP	5.125%	8/15/26	3,312	3,298
	Simon Property Group LP	3.300%	1/15/26	8,380	8,308
	Simon Property Group LP	3.250%	11/30/26	5,874	5,782
	Ventas Realty LP	4.125%	1/15/26	21,052	20,928
	Welltower OP LLC	4.000%	6/1/25	27,787	27,762
	Weyerhaeuser Co.	4.750%	5/15/26	29,216	29,225
	WP Carey Inc.	4.250%	10/1/26	14,567	14,509
					389,000
Technology (3.0%)
	Broadcom Inc.	3.459%	9/15/26	3,993	3,944
	Dell International LLC / EMC Corp.	6.020%	6/15/26	14,266	14,433
	Dell International LLC / EMC Corp.	4.900%	10/1/26	47,206	47,404
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	79,002	78,982
	HP Inc.	2.200%	6/17/25	9,613	9,579
	HP Inc.	1.450%	6/17/26	7,350	7,086
	IBM International Capital Pte Ltd.	4.700%	2/5/26	6,420	6,428
	IBM International Capital Pte Ltd.	4.600%	2/5/27	2,316	2,329
	Intel Corp.	4.875%	2/10/26	15,336	15,335
	Intel Corp.	2.600%	5/19/26	25,659	25,106
	Intel Corp.	3.750%	3/25/27	10,777	10,623
	Intel Corp.	3.150%	5/11/27	1,910	1,855
	International Business Machines Corp.	2.200%	2/9/27	10,939	10,560
	Kyndryl Holdings Inc.	2.050%	10/15/26	884	852
	NXP BV / NXP Funding LLC	5.350%	3/1/26	33,904	34,031
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	55,003	54,507
	Oracle Corp.	2.650%	7/15/26	34,280	33,558
[5]	Oracle Corp., SOFR + 0.760%	5.122%	8/3/28	18,760	18,782
	Roper Technologies Inc.	1.000%	9/15/25	26,555	26,189
	Synopsys Inc.	4.550%	4/1/27	18,350	18,452
					420,035

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utilities (3.1%)
	Ameren Corp.	3.650%	2/15/26	22,645	22,457
	American Electric Power Co. Inc.	5.699%	8/15/25	17,790	17,826
	Appalachian Power Co.	3.400%	6/1/25	920	919
	CenterPoint Energy Inc.	5.250%	8/10/26	25,669	25,898
[5]	Consolidated Edison Co. of New York Inc., SOFR + 0.520%	4.884%	11/18/27	22,240	22,179
[8]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	15,830	10,135
	DTE Energy Co.	1.050%	6/1/25	15,379	15,323
	Duke Energy Corp.	0.900%	9/15/25	10,000	9,857
	Duke Energy Corp.	2.650%	9/1/26	46,312	45,230
	Duke Energy Progress LLC	4.350%	3/6/27	18,000	18,136
	Entergy Corp.	2.950%	9/1/26	4,019	3,938
	ITC Holdings Corp.	3.250%	6/30/26	25,821	25,426
	National Fuel Gas Co.	5.500%	10/1/26	1,057	1,069
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	16,030	16,072
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	32,280	32,351
[4]	Oncor Electric Delivery Co. LLC	4.500%	3/20/27	16,700	16,800
	PPL Capital Funding Inc.	3.100%	5/15/26	20,555	20,269
	Public Service Enterprise Group Inc.	0.800%	8/15/25	14,130	13,968
	San Diego Gas & Electric Co.	2.500%	5/15/26	24,149	23,652
	Southern California Edison Co.	4.400%	9/6/26	9,050	9,035
	Southern Co.	5.150%	10/6/25	25,611	25,644
[8]	United Energy Distribution Pty Ltd.	2.200%	10/29/26	2,260	1,406
[8]	Victoria Power Networks Finance Pty Ltd.	1.603%	4/21/26	11,500	7,190
	Virginia Electric & Power Co.	3.150%	1/15/26	2,370	2,346
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	8,568	8,634
[4]	Vistra Operations Co. LLC	5.050%	12/30/26	4,080	4,102
[4]	Vistra Operations Co. LLC	3.700%	1/30/27	2,260	2,220
	WEC Energy Group Inc.	5.000%	9/27/25	7,522	7,528
	WEC Energy Group Inc.	4.750%	1/9/26	22,937	22,935
	WEC Energy Group Inc.	5.600%	9/12/26	1,883	1,909
					434,454
Total Corporate Bonds (Cost $8,480,826)					8,509,981
Sovereign Bonds (2.0%)
[4]	CDP Financial Inc.	0.875%	6/10/25	82,050	81,726
	CDP Financial Inc.	0.875%	6/10/25	4,500	4,482
	CDP Financial Inc.	1.000%	5/26/26	12,800	12,410
[4]	CDP Financial Inc.	1.000%	5/26/26	14,800	14,349
	Dominican Republic	5.950%	1/25/27	3,236	3,250
[3]	Dominican Republic	8.625%	4/20/27	2,993	3,099
	Kingdom of Morocco	2.375%	12/15/27	5,350	4,969
	Republic of Chile	2.750%	1/31/27	11,355	11,034
	Republic of Guatemala	4.500%	5/3/26	1,651	1,631
	Republic of Guatemala	4.375%	6/5/27	6,421	6,277
	Republic of Paraguay	5.000%	4/15/26	3,946	3,957
	Republic of Peru	7.350%	7/21/25	2,754	2,769
	Republic of Poland	3.250%	4/6/26	34,699	34,339
	Republic of South Africa	5.875%	9/16/25	9,654	9,650
	Republic of South Africa	4.875%	4/14/26	7,510	7,451
	Republic of South Africa	4.850%	9/27/27	21,470	21,055
	Sultanate of Oman	4.750%	6/15/26	14,056	13,963
	Sultanate of Oman	5.375%	3/8/27	4,261	4,279
	Sultanate of Oman	6.750%	10/28/27	7,500	7,773
	United Mexican States	4.125%	1/21/26	30,948	30,826
Total Sovereign Bonds (Cost $278,671)					279,289
				Shares
Temporary Cash Investments (7.1%)
Money Market Fund (0.1%)
[10]	Vanguard Market Liquidity Fund	4.350%		203,979	20,396

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.0%)
[11]	United States Treasury Bill	3.946%–3.996%	4/16/26	1,008,335	971,965
Total Temporary Cash Investments (Cost $991,651)					992,361
Total Investments (99.4%) (Cost $13,820,600)					13,874,427
Other Assets and Liabilities—Net (0.6%)					77,478
Net Assets (100%)					13,951,905
Cost is in $000.
1	Securities with a value of $4,644 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $11,143 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $3,482,008, representing 25.0% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Face amount denominated in Australian dollars.
9	Guaranteed by the Republic of Azerbaijan.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
11	Securities with a value of $1,753 have been segregated as collateral for open forward currency contracts.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	900	187,334	(93)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2025	(1,681)	(183,557)	(3,550)
AUD 3-Year Treasury Bond	June 2025	(199)	(13,722)	(176)
				(3,726)
				(3,819)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/18/25	AUD	22,069	USD	14,111	34	—
State Street Bank & Trust Co.	6/18/25	AUD	1,389	USD	892	—	(1)
JPMorgan Chase Bank, N.A.	6/18/25	EUR	2,878	USD	3,121	150	—
Toronto-Dominion Bank	6/18/25	USD	74,199	AUD	117,570	—	(1,152)
State Street Bank & Trust Co.	6/18/25	USD	19,552	AUD	30,683	—	(113)
Canadian Imperial Bank of Commerce	6/18/25	USD	1,496	AUD	2,393	—	(38)

Vanguard® Ultra-Short-Term Bond Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	6/18/25	USD	8,014	EUR	7,390	—	(384)
State Street Bank & Trust Co.	6/18/25	USD	508	GBP	392	—	(15)
						184	(1,703)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S44-V1	6/21/30	USD	147,150	1.000	2,287	417
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
11/7/25	N/A	46,230	4.449[1]	(4.205)[2]	44	4
3/18/26	N/A	674,000	4.197[2]	(4.349)[1]	1,958	1,957
3/18/26	N/A	670,000	4.220[2]	(4.349)[1]	2,098	2,068
5/1/26	5/1/25[3]	1,044,000	3.782[2]	(0.000)[1]	321	321
5/3/27	5/1/25[3]	525,000	0.000[4]	(3.412)[5]	(308)	(309)
					4,113	4,041
1	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
2	Interest payment received/paid at maturity.
3	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
4	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
5	Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the

Vanguard® Ultra-Short-Term Bond Fund
financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

Vanguard® Ultra-Short-Term Bond Fund
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	524,183	—	524,183
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,568,613	—	3,568,613
Corporate Bonds	—	8,509,981	—	8,509,981
Sovereign Bonds	—	279,289	—	279,289
Temporary Cash Investments	20,396	971,965	—	992,361
Total	20,396	13,854,031	—	13,874,427
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	184	—	184
Swap Contracts	4,767[1]	—	—	4,767
Total	4,767	184	—	4,951
Liabilities
Futures Contracts[1]	(3,819)	—	—	(3,819)
Forward Currency Contracts	—	(1,703)	—	(1,703)
Swap Contracts	(309)[1]	—	—	(309)
Total	(4,128)	(1,703)	—	(5,831)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.